Schedule II Valuation and Qualifying Accounts (Details) (Allowance for Trade Receivables [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Trade Receivables [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 3,588		$ 3,999		$ 3,427
Additions Charged to Costs and Expenses	745		747		1,326
Additions Recorded During Acquisitions	0		0		0
Deductions	1,288	[1]	1,158	[1]	754	[1]
Balance at End of Period	$ 3,045		$ 3,588		$ 3,999

[1]	Accounts written off, net of recoveries.